Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
14.	Related Party Transactions

Dropdown Acquisitions

a.	In November 2010, the Company acquired from Teekay its subsidiaries Esther Spirit L.L.C., which owns an Aframax tanker, the Esther Spirit, and Iskmati Spirit L.L.C., which each own a Suezmax tanker, the Iskmati Spirit, for a total of $107.5 million. The acquisition was financed with funds from the Revolver. The excess of the historical book value over the purchase price of these vessels was $6.1 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a $77.9 million prepayment of long term debt of the Dropdown Predecessor was made by Teekay on the date of acquisition.

In April 2010, the Company acquired from Teekay its subsidiaries Kaveri Spirit L.L.C. and Yamuna Spirit L.L.C., which each own a Suezmax tanker, the Kaveri Spirit and the Yamuna Spirit, respectively for a total of $124.2 million. In May 2010, the Company acquired from Teekay its subsidiary Helga Spirit L.L.C., which owns an Aframax tanker, the Helga Spirit, for $44.5 million. These acquisitions were financed with net proceeds of $102.9 million from the offering of 8.8 million Class A common shares to the public and through the issuance to Teekay of 2.6 million Class A common shares. The issuance of the 2.6 million Class A common shares to Teekay had a value of $32.0 million (see Note 3). The excess of the historical book value over the purchase price of these vessels was $35.4 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a net $183.9 million prepayment of long term debt of the Dropdown Predecessor was made by Teekay on the date of acquisition.

On June 24, 2009, the Company acquired from Teekay Corporation its subsidiary Ashkini Spirit L.L.C., which owns a Suezmax tanker, the Ashkini Spirit for $57.0 million, excluding $0.7 million for working capital assumed. The acquisition was funded using net proceeds of a public offering of 7.0 million Class A common shares. No debt was assumed as a result of the acquisition and the amount available to be drawn on the Company’s revolving credit facility increased by $58.0 million. The excess of the historical book value over the purchase price of the Dropdown Predecessor was $31.8 million and is reflected as a contribution of capital from Teekay on the date of acquisition. In addition, a $92.3 million prepayment of long term debt of Dropdown Predecessor was made on the date of acquisition.

Management Fee - Related

b.	Teekay and its wholly owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed by wholly owned subsidiaries of Teekay Corporation (collectively the Pool Managers). Such related party transactions were as follows:

	Year Ended December 31,
	2011 $	2010 $	2009 $
Time charter revenues (i)	—	6,872	13,415
Pool management fees and commissions (ii)	1,833	1,927	2,551
Commercial management fees (iii)	982	970	933
Vessel operating expenses - crew training	1,225	992	484
Vessel operating expenses - crewing and manning (iv)	23,676	24,118	25,466
General and administrative (v)	6,484	4,680	4,718
General and administrative - Dropdown Predecessor (note 1)	—	3,332	6,053
Interest expense - Dropdown Predecessor (note 1)	—	2,297	5,855

(i)	Revenue from the 2-year Nassau Spirit time-charter agreement with Teekay which expired in July 2010.
(ii)	The Company’s share of the Pool Managers’ fees which are reflected as a reduction to net pool revenues from affiliates.
(iii)	The Manager’s commercial management fees for vessels on time-charter contracts, which are reflected in voyage expenses.
(iv)	Reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels.
(v)	The Manager’s technical, strategic and administrative service fees.

c.	The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $2.4 million and $2.2 million were payable to the Manager as at December 31, 2011 and December 31, 2010, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities on the consolidated balance sheets. The amounts owing from the Pool Managers, which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. In addition, the Company had advanced $3.6 million and $2.9 million as at December 31, 2011 and December 31, 2010, respectively, to the Pool Managers for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable pool, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

d.	The Company’s executive officers are employees of Teekay Corporation or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in Note 13) is set and paid by Teekay Corporation or such other subsidiaries. The Company reimburses Teekay Corporation for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee. The strategic management fee reimbursements, included in the management fee described above, for the years ended December 31, 2011, 2010 and 2009 were $1.7 million, $1.0 million and $1.2 million, respectively.

The management agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2011, 2010 and 2009. Cash Available for Distribution represents net (loss) income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay Corporation, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay Corporation. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s board of directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution. Reserves for the year ended December 31, 2011, included a $6.4 million dry-docking and capital upgrades reserve, and a $1.8 million reserve for loan principal repayment. Reserves for the year ended December 31, 2010, included a $4.8 million dry-docking and capital upgrades reserve, and a $3.2 million reserve for loan principal repayment. Reserves for the year ended December 31, 2009, included a $9.5 million dry-docking and capital upgrades reserve, and a $3.6 million reserve for loan principal repayment.

e.	Pursuant to pooling arrangements (see Note 4), the Pool Managers provide certain commercial services to the pool participants and administer the pools in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each pool participant’s vessels and a fixed amount per vessel per day which ranges from $275 (for the Suezmax tanker pool) to $350 (for the Aframax tanker pool). Voyage revenues and voyage expenses of the Company’s vessels operating in these pool arrangements are pooled with the voyage revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the pool participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenues from affiliates” on the consolidated statements of income. For the years ended December 31, 2011, 2010 and 2009 the Company’s allocation from the pools were net of $15.7 million, $21.4 million and $22.0 million, respectively, of voyage expenses. The pool receivable from affiliates as at December 31, 2011 and December 31, 2010 was $2.7 million and $8.6 million, respectively.